CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Service revenues	$ 3,846	$ 3,576	$ 3,600
Sale of equipment and accessories	25	19	28
Other revenues	133	103	127
Total operating revenues	4,004	3,698	3,755
Other operating income	1	1	1
Service costs	(488)	(423)	(448)
Cost of equipment and accessories	(27)	(18)	(28)
Selling, general and administrative expenses	(1,799)	(1,646)	(1,533)
Depreciation	(529)	(527)	(557)
Amortization	(199)	(208)	(221)
Impairment (loss) / reversal, net	(3)	6	107
Gain / (loss) on disposal of non-current assets	5	46	(1)
Gain on disposal of subsidiaries	145	0	88
Operating profit	1,110	929	1,163
Finance costs	(495)	(531)	(583)
Finance income	49	60	32
Other non-operating gain, net	31	20	9
Net foreign exchange gain	9	81	181
Profit before tax from continuing operations	704	559	802
Income taxes	(217)	(179)	(69)
Profit from continuing operations	487	380	733
Loss after tax from discontinued operations and disposals of discontinued operations	0	(2,830)	(742)
Profit / (loss) for the period	487	(2,450)	(9)
Attributable to:
The owners of the parent (continuing operations)	415	307	656
The owners of the parent (discontinued operations)	0	(2,835)	(818)
Non-controlling interest	$ 72	$ 78	$ 153
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent:
Basic gain (loss) from continuing operations per share (in USD per share)	$ 0.23	$ 0.17	$ 0.37
Diluted gain (loss) per share from continuing operations (in USD per share)	0.23	0.17	0.37
Basic gain (loss) from discontinued operations per share (in USD per share)	0.00	(1.61)	(0.46)
Diluted gain (loss) per share from discontinued operations (in USD per share)	0.00	(1.61)	(0.46)
Basic gain (loss) per share (in USD per share)	0.23	(1.44)	(0.09)
Diluted gain (loss) per share (in USD per share)	$ 0.23	$ (1.44)	$ (0.09)